S000070577 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Putnam Sustainable Retirement 2065 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	13.68%	16.53%	23.25%	(16.33%)	17.93%